LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Liabilities In Respect Of Government Grant Abstract
Schedule of Liabilities in Respect of Government Grants

	2022	2021

Balance on January 1,	$4,396	$3,766
Grants received	212	824
Royalties paid	(31)	(34)
Amounts recorded in profit or loss	167	(160)

Balance on December 31,	$4,744	$4,396